Personnel Costs (Tables)	12 Months Ended
Mar. 31, 2018
Personnel Costs Tables
Schedule of Personnel Costs
	Year ended March 31
	2018	2017	2016
	(in thousands)
Salaries	$16,790	$18,590	$14,616
Social security and other employment charges	916	792	771
Salaries and other charges	17,706	19,382	15,387
Share based compensation (Refer Note 28)	17,918	23,471	30,992
Pension charges	37	49	35
	$35,661	$42,902	$46,414

Schedule of Key Management Compensation
	Year ended March 31
Key management compensation	2018	2017	2016
	(in thousands)
Salaries	$4,919	$5,062	$5,250
Share based compensation	11,519	15,946	20,916
Pension charges	16	38	35
	$16,454	$21,046	$26,201